Accounts Receivable, net - Movement of the allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, net
Allowance for doubtful accounts	¥ 7,598	¥ 0	¥ 0
Additions charged to bad debt expense	7,598
Balance at the end of the year	¥ 7,598